Cover	Jul. 15, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 15, 2025
Entity File Number	001-42748
Entity Registrant Name	GRABAGUN DIGITAL HOLDINGS INC.
Entity Central Index Key	0002051380
Entity Tax Identification Number	33-4289144
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	200 East Beltline Road
Entity Address, Address Line Two	Suite 403
Entity Address, City or Town	Coppell
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75019
City Area Code	972
Local Phone Number	552-7246
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	PEW
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	PEWW
Security Exchange Name	NYSE
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	214 Brazilian Avenue
Entity Address, Address Line Two	Suite 200-J
Entity Address, City or Town	Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33480